Average Annual Total Returns - LVIP Dimensional US Core Equity 2 Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell 3000® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	15.34%	13.15%	10.46%	May 01, 2015	15.05%	12.87%	10.19%	May 01, 2015	20.89%	15.43%	13.13%